SUBORDINATED LIABILITIES (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments	[1]	£ (762)	£ (2,256)
The Bank [member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments	[2]	£ (184)

[1]	The repurchases and redemptions in the year resulted in cash outflows of 762 million (2018: 2,256 million).
[2]	The repurchases and redemptions in 2019 resulted in cash outflows of 184 million.